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VIA EDGAR

June 1, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 90549

Michael A. Silver
Assistant General Counsel
INVESCO (NY), Inc.
Fifty California Street
27th Floor
San Francisco, California 94111-4024

Re:    GT Global Variable Investment Series
       1933 Act No. 33-52038
       1940 Act No. 811-6672
       GT Global Variable Investment Trust
       1933 Act No. 33-52036
       1940 Act No. 811-7164
       GT Global Variable Investment Funds
       Prospectus and Statement of Additional Information


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the June 1, 1998, Prospectus and Statement of Additional Information for the GT Global Variable Investment Funds (the "Funds") do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 1, 1998.

     Please contact the undersigned with any questions or comments relating to this filing at (415) 445-7572.

Sincerely yours,

           Michael A. Silver